ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Australia - 9.8%
BHP Group Ltd.	78,457	$3,226,582
Codan Ltd.	104,371	3,189,604
Lynas Rare Earths Ltd. (a)	245,523	3,069,972
PLS Group Ltd. (a)	853,396	2,966,053
Rio Tinto Ltd.	27,009	3,225,873
		15,678,084

Denmark - 2.2%
Vestas Wind Systems AS	122,612	3,460,010

Germany - 8.2%
Aurubis AG	15,389	3,186,114
HOCHTIEF AG	5,473	3,170,488
Infineon Technologies AG	35,256	3,289,942
Siemens Energy AG	17,710	3,355,025
		13,001,569

Israel - 16.1%
Doral Group Renewable Energy Resources Ltd. (a)	131,192	3,395,469
Elbit Systems Ltd.	4,296	3,262,584
Enlight Renewable Energy Ltd. (a)	35,940	3,176,309
Mega Or Holdings Ltd.	16,632	3,353,395
OPC Energy Ltd. (a)	98,303	3,055,607
Tel Aviv Stock Exchange Ltd.	76,124	3,159,203
Teva Pharmaceutical Industries Ltd. - ADR (a)	92,925	3,148,299
Tower Semiconductor Ltd. (a)	11,689	3,002,528
		25,553,394

Japan - 41.0% (b)
Anritsu Corp.	112,714	3,047,392
Dexerials Corp.	102,292	2,676,283
ENEOS Holdings, Inc.	431,429	3,176,116
Inpex Corp.	156,305	3,138,693
Japan Post Bank Co. Ltd.	168,439	3,173,091
Marubeni Corp.	111,553	3,217,710
MINEBEA MITSUMI, Inc.	97,962	2,865,446
Mitsubishi Corp.	116,790	3,122,397
Mitsubishi Electric Corp.	85,849	3,102,486
Mitsui & Co. Ltd.	115,547	3,195,762
NGK Corp.	65,443	3,031,561
Nippon Electric Glass Co. Ltd.	76,729	3,089,546
ORIX Corp.	83,263	3,148,831

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Panasonic Holdings Corp.	111,454	$3,085,986
Rohm Co. Ltd.	90,802	3,006,722
SCREEN Holdings Co. Ltd.	29,193	3,196,786
SKY Perfect JSAT Corp.	198,177	3,262,830
Sumitomo Corp.	335,068	3,192,105
Tokyo Electron Ltd.	6,850	3,250,269
TOTO Ltd.	57,892	3,065,949
Toyota Tsusho Corp.	85,651	3,149,062
		65,195,023

Luxembourg - 2.1%
Millicom International Cellular SA	36,277	3,292,501

Norway - 1.8%
Frontline PLC	84,804	2,950,331

Singapore - 2.3%
ASMPT Ltd.	120,760	3,676,914

Spain - 6.0%
Acciona SA	10,438	3,306,002
Repsol SA	130,181	3,273,862
Solaria Energia y Medio Ambiente SA (a)	128,385	2,919,908
		9,499,772

Sweden - 2.0%
Sandvik AB	77,925	3,213,808

Switzerland - 6.2%
ABB Ltd.	30,699	3,327,498
Glencore PLC	477,796	3,256,332
VAT Group AG (c)	3,774	3,298,513
		9,882,343

United Kingdom - 1.9%
Zegona Communications PLC	141,826	2,994,959
TOTAL COMMON STOCKS (Cost $151,322,637)		158,398,708

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.57% (d)	369,623	$369,623
TOTAL MONEY MARKET FUNDS (Cost $369,623)		369,623

TOTAL INVESTMENTS - 99.8% (Cost $151,692,260)		$158,768,331
Other Assets in Excess of Liabilities - 0.2%		331,738
TOTAL NET ASSETS - 100.0%		$159,100,069

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $3,298,513 or 2.1% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Alpha Architect International Quantitative Momentum ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$158,398,708	$—	$—	$158,398,708
Money Market Funds	369,623	—	—	369,623
Total Investments	$158,768,331	$—	$—	$158,768,331
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

4